PARENT COMPANY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets

The following summarizes the major categories of Bond Street Holdings, Inc.’s (holding company only) balance sheets at December 31, 2013 and 2012 (in thousands):

	2013	2012
Assets
Cash in Bank	$138,258	$270,929
Investment Securities	83,664	—
Investment in Bank	479,841	448,457
Other assets	14,751	8,975

Total assets	$716,514	$728,361

Liabilities and Stockholders’ Equity
Total liabilities	$400	$187
Stockholders’ equity	716,114	728,174

Total liabilities and stockholders’ equity	$716,514	$728,361

Statements of Operations

The following summarizes the major categories of Bond Street Holdings, Inc.’s (holding company only) statements of operations for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Income (loss):
Income from investment securities	$4,499	$—
Equity in income (loss) of subsidiary	18,131	(1,822)
Gain on investment sales	11	—
Other income	—	1

Total income (loss)	22,641	(1,821)

Non-interest expense:
Stock-based compensation expense	362	2,081
Professional services	2,211	838
Directors Fees	2,300	—
Insurance Expense	1,252	1,381
Other expense	1,980	472

Total non-interest expense	8,105	4,772

Income (loss) before income taxes	14,536	(6,593)
Income tax benefit	2,635	1,765

Net income (loss)	$17,171	$(4,828)

Statements of Cash Flows

The following summarizes the major categories of Bond Street Holdings, Inc.’s (holding company only) statements of cash flows for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Cash flows from operating activities:
Net income (loss)	$17,171	$(4,828)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed earnings (loss) of subsidiary	(18,131)	1,822
Gain on sales of investment securities	(11)	—
Stock-based compensation expense	362	2,081
Deferred tax benefit	102	(725)
Decrease (increase) in other assets	(3,195)	(1,263)
Increase (decrease) in other liabilities	213	(308)

Net cash used in operating activities	(3,489)	(3,221)

Cash flows from investing activities:
Purchases of investment securities	(189,729)	—
Sales, paydown and maturities of investment securities	99,399	—
Capital contribution in subsidiary	(20,000)	—

Net cash used in investing activities	(110,330)	—

Cash flows from financing activities:
Payment to repurchase common stock	(18,751)	—
Deferred costs from capital raise	(101)	(464)

Net cash used in financing activities	(18,852)	(464)

Net decrease in cash	(132,671)	(3,685)
Cash, beginning of year	270,929	274,614

Cash, end of year	$138,258	$270,929